LOANS - GENERAL (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans
Loans, gross	$ 115,274	$ 115,125
Allowance for loan losses	(988)	(1,103)	$ (1,399)
Net deferred costs and other	137	108
Loans, net	114,423	114,130
One-to-four-family
Loans
Loans, gross	100,127	97,214
Allowance for loan losses	(722)	(822)	(823)
Multi-family and commercial
Loans
Loans, gross	8,663	9,493
Allowance for loan losses	(250)	(259)	(466)
Home equity
Loans
Loans, gross	6,408	8,069
Allowance for loan losses	(16)	(22)	(109)
Consumer and other
Loans
Loans, gross	$ 76	$ 349
Allowance for loan losses			$ (1)